Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 16. Related Party Transactions

In the normal course of business, the Company and its subsidiary, First Guaranty Bank, have loans, deposits and other transactions with its executive officers, directors and certain business organizations and individuals with which such persons are associated. These transactions are completed with terms no less favorable than current market rates. An analysis of the activity of loans made to such borrowers during the years ended December 31, 2013 and 2012 follows:

	December 31,
(in thousands)	2013	2012
Balance, beginning of year	$33,148	$27,352
Net Increase	16,803	5,796

Balance, End of Year	$49,951	$33,148

Unfunded commitments to the Company and Bank directors and executive officers totaled $17.9 million and $17.2 million at December 31, 2013 and 2012, respectively. At December 31, 2013 the Company and the Bank had deposits from directors and executives totaling $34.1 million. There were no participations in loans purchased from affiliated financial institutions included in the Company’s loan portfolio in 2013 or 2012.

During the years ended 2013 and 2012, the Company paid approximately $0.5 million and $0.6 million, respectively, for printing services and supplies and office furniture and equipment to Champion Industries, Inc., of which Mr. Marshall T. Reynolds, the Chairman of the Company’s Board of Directors, is President, Chief Executive Officer, Chairman of the Board of Directors and holder of 53.7% of Champion’s common stock as of October 31, 2013.

The Company paid insurance expenses of $2.4 million and $1.7 million for 2013 and 2012, respectively for participation in an employee medical benefit plan in which several entities under common ownership of the Company’s Chairman participate. The Company retains certain risks associated with the plan.

The Company paid travel expenses to Sabre Transportation, Inc. of $49,000 and $0.2 million for 2013 and 2012, respectively. These expenses include the utilization of an aircraft, fuel, air crew and ramp fees. The Harrah and Reynolds Corporation, of which Mr. Reynolds is President and Chief Executive Officer and sole shareholder, has controlling interest in Sabre Transportation, Inc.